VIRTUS QUALITY SMALL-CAP FUND
Virtus Quality Small-Cap Fund
Investment Objective
The fund has an investment objective of long-term capital appreciation.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 79 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 95 of the fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees VIRTUS QUALITY SMALL-CAP FUND	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	[1]	1.00%	[2]	none
[1]	A contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder's fee has been paid.
[2]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VIRTUS QUALITY SMALL-CAP FUND	Class A	Class C	Class I
Management Fees	0.70%	0.70%	0.70%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses	1.32%	2.07%	1.07%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes an investment of $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example VIRTUS QUALITY SMALL-CAP FUND (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	702	969	1,257	2,074
Class C	Sold	310	649	1,114	2,400
Class I	Sold or Held	109	340	590	1,306

Expense Example, No Redemption VIRTUS QUALITY SMALL-CAP FUND (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	702	969	1,257	2,074
Class C	Held	210	649	1,114	2,400
Class I	Sold or Held	109	340	590	1,306

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies
The fund pursues long-term capital appreciation in the small market capitalization sector while seeking to provide the risk characteristics of the less volatile large capitalization S&P 500® Index. The fund invests in a select group of small market capitalization value companies believed to be undervalued relative to their future growth potential. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles. Although the fund invests primarily in U.S. companies, it may invest in foreign securities and American Depositary Receipts.
Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small market capitalization companies. As of the date of this Prospectus, the fund’s subadviser considers small market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of companies included in the Russell 2000® Value Index. Because small market capitalization companies are defined by reference to an index, the market capitalization of companies in which the fund invests may vary with market conditions. As of its reconstitution effective June 27, 2014, the market capitalization range of companies included in the Russell 2000® Value Index was $156 million to $4.4 billion. Generally, the fund invests in approximately 20 to 35 securities at any given time.

Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund, including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
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  Depositary Receipts Risk.  The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investment in securities of foreign issuers.
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  Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.
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  Foreign Investing Risk.  The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations or economic, political or other developments.
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  Limited Number of Investments Risk.  The risk that the fund’s portfolio will be more susceptible to factors adversely affecting issuers of securities in the fund’s portfolio than would a fund holding a greater number of securities.
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  Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
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  Small Market Capitalization Companies Risk.  The risk that the fund’s investments in small market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.
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  Value Stocks Risk.  The risk that the fund will underperform when value investing is out of favor or that the fund’s investments will not appreciate in value as anticipated.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
The bar chart shows changes in the fund's performance from year to year over the life of the fund. The table shows how the fund's average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did. Annual Return (%)

Best Quarter:	Q2/2009:	21.71%	Worst Quarter:	Q4/2008:	-19.75%	Year to date (6/30/2014):	-3.29%

Average Annual Total Returns (for the periods ended 12/31/13 includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns VIRTUS QUALITY SMALL-CAP FUND	Label	1 Year	5 Years	Since Inception	Inception Date
Class A	Return Before Taxes	31.50%	18.07%	8.17%	Jun. 28, 2006
Class A Return After Taxes on Distributions	Return After Taxes on Distributions	31.38%	17.85%	7.97%	Jun. 28, 2006
Class A Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	17.89%	14.72%	6.56%	Jun. 28, 2006
Class C	Return Before Taxes	38.35%	18.57%	8.22%	Jun. 28, 2006
Class I	Return Before Taxes	39.85%	19.77%	9.29%	Jun. 28, 2006
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	34.52%	17.64%	7.29%	Jun. 28, 2006

The Russell 2000® Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.